Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7.      PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2021	181,390	749,202	930,592
Additions	65,329	—	65,329
At December 31, 2022	246,719	749,202	995,921
Additions	—	—	—
Disposals	(192,361)	—	(192,361)
At September 30, 2023	54,358	749,202	803,560

Accumulated amortization
At December 31, 2021	113,079	523,579	636,658
Amortization for the period	39,667	225,623	265,290
At December 31, 2022	152,746	749,202	901,948
Amortization for the period	22,344	—	22,344
Disposals	(135,692)	—	(135,692)
At September 30, 2023	39,398	749,202	788,600

Carrying amounts
At December 31, 2021	68,311	225,623	293,934
At December 31, 2022	93,973	—	93,373
At September 30, 2023	14,960	—	14,960

On April 30, 2023, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. Upon vacating the office space, the Company sold or disposed of excess office furniture and equipment, including a majority of the Company’s computers that are no longer needed by the current workforce.

As of September 30, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, the remaining right-of-use asset balance is $0.

7.      PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2020	88,329	772,755	861,084
Additions	108,974	—	108,974
Foreign currency adjustment	(15,913)	(23,553)	(39,466)
At December 31, 2021	181,390	749,202	930,592
Additions	65,329	—	65,329
At December 31, 2022	246,719	749,202	995,921

Accumulated amortization
At December 31, 2020	82,286	337,695	419,981
Amortization for the year	30,793	185,884	216,677
At December 31, 2021	113,079	523,579	636,658
Amortization for the period	39,667	225,623	265,290
At December 31, 2022	152,746	749,202	901,948

Carrying amounts
At December 31, 2020	6,043	435,060	441,103
At December 31, 2021	68,311	225,623	293,934
At December 31, 2022	93,973	0	93,373